Organization and basis of presentation (Details) - € / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Messrs. Schrömgens, Vinnemeier and Siewert
Subsidiary, Sale of Stock [Line Items]
Ownership percentage by noncontrolling owners			3170.00%
Trivago N.V.
Subsidiary, Sale of Stock [Line Items]
Ownership percentage by parent			6830.00%
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Class common stock, par value (in EUR per ADS)	€ 0.06	€ 0.06
Expedia
Subsidiary, Sale of Stock [Line Items]
Noncontrolling Interest, Voting Interest, Percentage	68.10%
Expedia | Expedia
Subsidiary, Sale of Stock [Line Items]
Ownership percentage by parent	59.30%
Messrs. Schrömgens, Vinnemeier and Siewert
Subsidiary, Sale of Stock [Line Items]
Indirect ownership percentage by Parent	26.30%
Indirect voting power percentage by Parent	30.20%